Income Taxes - Summary of Operating Loss Carryforwards (Details)	Mar. 31, 2019 USD ($)
Income Tax Disclosure [Abstract]
2036	$ 139,512
2037	4,727,276
Total	4,866,788
Non-Expiring NOL 2018	1,026,447
Non-Expiring NOL 2019	7,335,996
Total NOL Carryforward	$ 13,229,231